SCHEDULE OF SEGMENT LONG-LIVED ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 831,860	$ 802,800
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	156,411	262,764
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 675,449	$ 540,036